Shareholder Report, Holdings (Details)	Jun. 30, 2026
C000028890 | Voya Core Bond ETF___BNY-88636N205
Holdings [Line Items]
Percent of Net Asset Value	27.90%
C000028890 | Voya Multi-Sector Income ETF___BNY-88636N304
Holdings [Line Items]
Percent of Net Asset Value	27.80%
C000028890 | iShares Core S&P Mid-Cap ETF___BNY-464287507
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000028890 | Voya Multi-Manager Emerging Markets Equity Fund__Class I_BNY-92913W680
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000028890 | Alphabet, Inc.__Class A_BNY-02079K305
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000028890 | NVIDIA Corp.___BNY-67066G104
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000028890 | Apple, Inc.___BNY-037833100
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000028890 | Microsoft Corp.___BNY-594918104
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000028890 | Broadcom, Inc.___BNY-11135F101
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000028890 | Micron Technology, Inc.___BNY-595112103
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000028890 | Other0BNY-BBD7Q84
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000028890 | 0BNY-5076705
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000028890 | 0BNY-92913W680
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000028890 | 0BNY-BBD7Q84
Holdings [Line Items]
Percent of Net Asset Value	35.90%
C000028890 | 0BNY-464288877
Holdings [Line Items]
Percent of Net Asset Value	60.60%
C000028891 | Voya Core Bond ETF___BNY-88636N205
Holdings [Line Items]
Percent of Net Asset Value	27.90%
C000028891 | Voya Multi-Sector Income ETF___BNY-88636N304
Holdings [Line Items]
Percent of Net Asset Value	27.80%
C000028891 | iShares Core S&P Mid-Cap ETF___BNY-464287507
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000028891 | Voya Multi-Manager Emerging Markets Equity Fund__Class I_BNY-92913W680
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000028891 | Alphabet, Inc.__Class A_BNY-02079K305
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000028891 | NVIDIA Corp.___BNY-67066G104
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000028891 | Apple, Inc.___BNY-037833100
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000028891 | Microsoft Corp.___BNY-594918104
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000028891 | Broadcom, Inc.___BNY-11135F101
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000028891 | Micron Technology, Inc.___BNY-595112103
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000028891 | Other0BNY-BBD7Q84
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000028891 | 0BNY-5076705
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000028891 | 0BNY-92913W680
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000028891 | 0BNY-BBD7Q84
Holdings [Line Items]
Percent of Net Asset Value	35.90%
C000028891 | 0BNY-464288877
Holdings [Line Items]
Percent of Net Asset Value	60.60%
C000028892 | Voya Core Bond ETF___BNY-88636N205
Holdings [Line Items]
Percent of Net Asset Value	27.90%
C000028892 | Voya Multi-Sector Income ETF___BNY-88636N304
Holdings [Line Items]
Percent of Net Asset Value	27.80%
C000028892 | iShares Core S&P Mid-Cap ETF___BNY-464287507
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000028892 | Voya Multi-Manager Emerging Markets Equity Fund__Class I_BNY-92913W680
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000028892 | Alphabet, Inc.__Class A_BNY-02079K305
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000028892 | NVIDIA Corp.___BNY-67066G104
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000028892 | Apple, Inc.___BNY-037833100
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000028892 | Microsoft Corp.___BNY-594918104
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000028892 | Broadcom, Inc.___BNY-11135F101
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000028892 | Micron Technology, Inc.___BNY-595112103
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000028892 | Other0BNY-BBD7Q84
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000028892 | 0BNY-5076705
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000028892 | 0BNY-92913W680
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000028892 | 0BNY-BBD7Q84
Holdings [Line Items]
Percent of Net Asset Value	35.90%
C000028892 | 0BNY-464288877
Holdings [Line Items]
Percent of Net Asset Value	60.60%
C000028893 | Voya Core Bond ETF___BNY-88636N205
Holdings [Line Items]
Percent of Net Asset Value	27.90%
C000028893 | Voya Multi-Sector Income ETF___BNY-88636N304
Holdings [Line Items]
Percent of Net Asset Value	27.80%
C000028893 | iShares Core S&P Mid-Cap ETF___BNY-464287507
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000028893 | Voya Multi-Manager Emerging Markets Equity Fund__Class I_BNY-92913W680
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000028893 | Alphabet, Inc.__Class A_BNY-02079K305
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000028893 | NVIDIA Corp.___BNY-67066G104
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000028893 | Apple, Inc.___BNY-037833100
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000028893 | Microsoft Corp.___BNY-594918104
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000028893 | Broadcom, Inc.___BNY-11135F101
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000028893 | Micron Technology, Inc.___BNY-595112103
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000028893 | Other0BNY-BBD7Q84
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000028893 | 0BNY-5076705
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000028893 | 0BNY-92913W680
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000028893 | 0BNY-BBD7Q84
Holdings [Line Items]
Percent of Net Asset Value	35.90%
C000028893 | 0BNY-464288877
Holdings [Line Items]
Percent of Net Asset Value	60.60%
C000015353 | Other0BNY-91282CET4
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)
C000015353 | 0BNY-BIN2JE6R5
Holdings [Line Items]
Percent of Net Asset Value	17.20%
C000015353 | 0BNY-3130B7FT6
Holdings [Line Items]
Percent of Net Asset Value	39.90%
C000015353 | 0BNY-912797UV7
Holdings [Line Items]
Percent of Net Asset Value	43.20%
C000015354 | Other0BNY-91282CET4
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)
C000015354 | 0BNY-BIN2JE6R5
Holdings [Line Items]
Percent of Net Asset Value	17.20%
C000015354 | 0BNY-3130B7FT6
Holdings [Line Items]
Percent of Net Asset Value	39.90%
C000015354 | 0BNY-912797UV7
Holdings [Line Items]
Percent of Net Asset Value	43.20%
C000015355 | Other0BNY-91282CET4
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)
C000015355 | 0BNY-BIN2JE6R5
Holdings [Line Items]
Percent of Net Asset Value	17.20%
C000015355 | 0BNY-3130B7FT6
Holdings [Line Items]
Percent of Net Asset Value	39.90%
C000015355 | 0BNY-912797UV7
Holdings [Line Items]
Percent of Net Asset Value	43.20%
C000015922 | Iron Mountain, Inc._6.25__BNY-46284VAQ4
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000015922 | OneMain Finance Corp._7.125__BNY-682691AK6
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000015922 | Bombardier, Inc._6.75__BNY-097751CD1
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000015922 | NRG Energy, Inc._6.25__BNY-629377CX8
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000015922 | Gen Digital, Inc._6.25__BNY-668771AM0
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000015922 | Panther Escrow Issuer LLC_7.125__BNY-69867RAA5
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000015922 | Fortress Transportation and Infrastructure Investors LLC_7.875__BNY-34960PAE1
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000015922 | OAK-Eagle Acquireco, Inc._8.75__BNY-67124CAB9
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000015922 | Paramount Global_6.875__BNY-925524AX8
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000015922 | Sirius XM Radio LLC_5.875__BNY-82966BAA3
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000015922 | Other0BNY-03212B103
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000015922 | 0BNY-03212B103
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000015922 | 0BNY-26942M206
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000015922 | 0BNY-393ESCAE8
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000015922 | 0BNY-52523J289
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000015922 | 0BNY-70932MAD9
Holdings [Line Items]
Percent of Net Asset Value	95.30%
C000015923 | Iron Mountain, Inc._6.25__BNY-46284VAQ4
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000015923 | OneMain Finance Corp._7.125__BNY-682691AK6
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000015923 | Bombardier, Inc._6.75__BNY-097751CD1
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000015923 | NRG Energy, Inc._6.25__BNY-629377CX8
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000015923 | Gen Digital, Inc._6.25__BNY-668771AM0
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000015923 | Panther Escrow Issuer LLC_7.125__BNY-69867RAA5
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000015923 | Fortress Transportation and Infrastructure Investors LLC_7.875__BNY-34960PAE1
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000015923 | OAK-Eagle Acquireco, Inc._8.75__BNY-67124CAB9
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000015923 | Paramount Global_6.875__BNY-925524AX8
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000015923 | Sirius XM Radio LLC_5.875__BNY-82966BAA3
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000015923 | Other0BNY-03212B103
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000015923 | 0BNY-03212B103
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000015923 | 0BNY-26942M206
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000015923 | 0BNY-393ESCAE8
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000015923 | 0BNY-52523J289
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000015923 | 0BNY-70932MAD9
Holdings [Line Items]
Percent of Net Asset Value	95.30%
C000015924 | Iron Mountain, Inc._6.25__BNY-46284VAQ4
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000015924 | OneMain Finance Corp._7.125__BNY-682691AK6
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000015924 | Bombardier, Inc._6.75__BNY-097751CD1
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000015924 | NRG Energy, Inc._6.25__BNY-629377CX8
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000015924 | Gen Digital, Inc._6.25__BNY-668771AM0
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000015924 | Panther Escrow Issuer LLC_7.125__BNY-69867RAA5
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000015924 | Fortress Transportation and Infrastructure Investors LLC_7.875__BNY-34960PAE1
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000015924 | OAK-Eagle Acquireco, Inc._8.75__BNY-67124CAB9
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000015924 | Paramount Global_6.875__BNY-925524AX8
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000015924 | Sirius XM Radio LLC_5.875__BNY-82966BAA3
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000015924 | Other0BNY-03212B103
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000015924 | 0BNY-03212B103
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000015924 | 0BNY-26942M206
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000015924 | 0BNY-393ESCAE8
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000015924 | 0BNY-52523J289
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000015924 | 0BNY-70932MAD9
Holdings [Line Items]
Percent of Net Asset Value	95.30%
C000015921 | Iron Mountain, Inc._6.25__BNY-46284VAQ4
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000015921 | OneMain Finance Corp._7.125__BNY-682691AK6
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000015921 | Bombardier, Inc._6.75__BNY-097751CD1
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000015921 | NRG Energy, Inc._6.25__BNY-629377CX8
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000015921 | Gen Digital, Inc._6.25__BNY-668771AM0
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000015921 | Panther Escrow Issuer LLC_7.125__BNY-69867RAA5
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000015921 | Fortress Transportation and Infrastructure Investors LLC_7.875__BNY-34960PAE1
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000015921 | OAK-Eagle Acquireco, Inc._8.75__BNY-67124CAB9
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000015921 | Paramount Global_6.875__BNY-925524AX8
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000015921 | Sirius XM Radio LLC_5.875__BNY-82966BAA3
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000015921 | Other0BNY-03212B103
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000015921 | 0BNY-03212B103
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000015921 | 0BNY-26942M206
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000015921 | 0BNY-393ESCAE8
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000015921 | 0BNY-52523J289
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000015921 | 0BNY-70932MAD9
Holdings [Line Items]
Percent of Net Asset Value	95.30%
C000047545 | Freddie Mac REMIC Trust_5.078_Class DF_BNY-3137HCTZ5
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000047545 | United States Treasury Notes_4.125__BNY-91282CQY0
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000047545 | Zaxbys Funding LLC_3.238_Class A2_BNY-98920MAA0
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000047545 | Sabal Issuer LLC_6.0_Class A1_BNY-78518CAA2
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000047545 | Freddie Mac REMIC Trust_4.978_Class FE_BNY-3137HHEP2
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000047545 | Pagaya AI Debt Trust_5.688_Class B_BNY-69547DAC0
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000047545 | Octagon 75 Ltd._4.864_Class A1_BNY-67579EAA7
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000047545 | Freddie Mac REMIC Trust_4.728_Class FH_BNY-3137HH4Y4
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000047545 | Taco Bell Funding LLC_4.821_Class A2I_BNY-87342RAK0
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000047545 | SMB Private Education Loan Trust_5.13_Class A1A_BNY-83207EAA4
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000047545 | Other0BNY-233046AU5
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000047545 | 0BNY-91282CNS6
Holdings [Line Items]
Percent of Net Asset Value	15.30%
C000047545 | 0BNY-69377TAA4
Holdings [Line Items]
Percent of Net Asset Value	16.40%
C000047545 | 0BNY-26442CBA1
Holdings [Line Items]
Percent of Net Asset Value	17.30%
C000047545 | 0BNY-12433BAA5
Holdings [Line Items]
Percent of Net Asset Value	19.30%
C000047545 | 0BNY-75525PAA0
Holdings [Line Items]
Percent of Net Asset Value	26.90%
C000047546 | Freddie Mac REMIC Trust_5.078_Class DF_BNY-3137HCTZ5
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000047546 | United States Treasury Notes_4.125__BNY-91282CQY0
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000047546 | Zaxbys Funding LLC_3.238_Class A2_BNY-98920MAA0
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000047546 | Sabal Issuer LLC_6.0_Class A1_BNY-78518CAA2
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000047546 | Freddie Mac REMIC Trust_4.978_Class FE_BNY-3137HHEP2
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000047546 | Pagaya AI Debt Trust_5.688_Class B_BNY-69547DAC0
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000047546 | Octagon 75 Ltd._4.864_Class A1_BNY-67579EAA7
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000047546 | Freddie Mac REMIC Trust_4.728_Class FH_BNY-3137HH4Y4
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000047546 | Taco Bell Funding LLC_4.821_Class A2I_BNY-87342RAK0
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000047546 | SMB Private Education Loan Trust_5.13_Class A1A_BNY-83207EAA4
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000047546 | Other0BNY-233046AU5
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000047546 | 0BNY-91282CNS6
Holdings [Line Items]
Percent of Net Asset Value	15.30%
C000047546 | 0BNY-69377TAA4
Holdings [Line Items]
Percent of Net Asset Value	16.40%
C000047546 | 0BNY-26442CBA1
Holdings [Line Items]
Percent of Net Asset Value	17.30%
C000047546 | 0BNY-12433BAA5
Holdings [Line Items]
Percent of Net Asset Value	19.30%
C000047546 | 0BNY-75525PAA0
Holdings [Line Items]
Percent of Net Asset Value	26.90%
C000015798 | Alphabet, Inc.__Class A_BNY-02079K305
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000015798 | NVIDIA Corp.___BNY-67066G104
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000015798 | Apple, Inc.___BNY-037833100
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000015798 | Broadcom, Inc.___BNY-11135F101
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000015798 | Advanced Micro Devices, Inc.___BNY-007903107
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000015798 | State Street Technology Select Sector SPDR ETF___BNY-81369Y803
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000015798 | Sandisk Corp.___BNY-80004C200
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000015798 | Visa, Inc.__Class A_BNY-92826C839
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000015798 | Eli Lilly & Co.___BNY-532457108
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000015798 | Lam Research Corp.___BNY-512807306
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000015798 | Other_Portfolio
Holdings [Line Items]
Percent of Net Asset Value	(0.40%)
C000015798 | Investment_SecurityTypeCode_Mutual Funds
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000015798 | Investment_SecurityTypeCode_Preferred Stock
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000015798 | Investment_SecurityTypeCode_Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000015798 | Investment_SecurityTypeCode_Common Stock
Holdings [Line Items]
Percent of Net Asset Value	95.20%
C000015798 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	48.20%
C000015798 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	15.20%
C000015798 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000015798 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000015798 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000015798 | Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000015798 | Financials
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000015798 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000015798 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000015798 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000015798 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000015798 | Energy
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000015798 | Mutual Funds
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000015798 | Other_Sector
Holdings [Line Items]
Percent of Net Asset Value	(0.40%)
C000015799 | Alphabet, Inc.__Class A_BNY-02079K305
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000015799 | NVIDIA Corp.___BNY-67066G104
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000015799 | Apple, Inc.___BNY-037833100
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000015799 | Broadcom, Inc.___BNY-11135F101
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000015799 | Advanced Micro Devices, Inc.___BNY-007903107
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000015799 | State Street Technology Select Sector SPDR ETF___BNY-81369Y803
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000015799 | Sandisk Corp.___BNY-80004C200
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000015799 | Visa, Inc.__Class A_BNY-92826C839
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000015799 | Eli Lilly & Co.___BNY-532457108
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000015799 | Lam Research Corp.___BNY-512807306
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000015799 | Other_Portfolio
Holdings [Line Items]
Percent of Net Asset Value	(0.40%)
C000015799 | Investment_SecurityTypeCode_Mutual Funds
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000015799 | Investment_SecurityTypeCode_Preferred Stock
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000015799 | Investment_SecurityTypeCode_Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000015799 | Investment_SecurityTypeCode_Common Stock
Holdings [Line Items]
Percent of Net Asset Value	95.20%
C000015799 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	48.20%
C000015799 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	15.20%
C000015799 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000015799 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000015799 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000015799 | Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000015799 | Financials
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000015799 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000015799 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000015799 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000015799 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000015799 | Energy
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000015799 | Mutual Funds
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000015799 | Other_Sector
Holdings [Line Items]
Percent of Net Asset Value	(0.40%)
C000163203 | Alphabet, Inc.__Class A_BNY-02079K305
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000163203 | NVIDIA Corp.___BNY-67066G104
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000163203 | Apple, Inc.___BNY-037833100
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000163203 | Broadcom, Inc.___BNY-11135F101
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000163203 | Advanced Micro Devices, Inc.___BNY-007903107
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000163203 | State Street Technology Select Sector SPDR ETF___BNY-81369Y803
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000163203 | Sandisk Corp.___BNY-80004C200
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000163203 | Visa, Inc.__Class A_BNY-92826C839
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000163203 | Eli Lilly & Co.___BNY-532457108
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000163203 | Lam Research Corp.___BNY-512807306
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000163203 | Other_Portfolio
Holdings [Line Items]
Percent of Net Asset Value	(0.40%)
C000163203 | Investment_SecurityTypeCode_Mutual Funds
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000163203 | Investment_SecurityTypeCode_Preferred Stock
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000163203 | Investment_SecurityTypeCode_Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000163203 | Investment_SecurityTypeCode_Common Stock
Holdings [Line Items]
Percent of Net Asset Value	95.20%
C000163203 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	48.20%
C000163203 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	15.20%
C000163203 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000163203 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000163203 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000163203 | Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000163203 | Financials
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000163203 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000163203 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000163203 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000163203 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000163203 | Energy
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000163203 | Mutual Funds
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000163203 | Other_Sector
Holdings [Line Items]
Percent of Net Asset Value	(0.40%)
C000015800 | Alphabet, Inc.__Class A_BNY-02079K305
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000015800 | NVIDIA Corp.___BNY-67066G104
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000015800 | Apple, Inc.___BNY-037833100
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000015800 | Broadcom, Inc.___BNY-11135F101
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000015800 | Advanced Micro Devices, Inc.___BNY-007903107
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000015800 | State Street Technology Select Sector SPDR ETF___BNY-81369Y803
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000015800 | Sandisk Corp.___BNY-80004C200
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000015800 | Visa, Inc.__Class A_BNY-92826C839
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000015800 | Eli Lilly & Co.___BNY-532457108
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000015800 | Lam Research Corp.___BNY-512807306
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000015800 | Other_Portfolio
Holdings [Line Items]
Percent of Net Asset Value	(0.40%)
C000015800 | Investment_SecurityTypeCode_Mutual Funds
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000015800 | Investment_SecurityTypeCode_Preferred Stock
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000015800 | Investment_SecurityTypeCode_Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000015800 | Investment_SecurityTypeCode_Common Stock
Holdings [Line Items]
Percent of Net Asset Value	95.20%
C000015800 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	48.20%
C000015800 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	15.20%
C000015800 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000015800 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000015800 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000015800 | Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000015800 | Financials
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000015800 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000015800 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000015800 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000015800 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000015800 | Energy
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000015800 | Mutual Funds
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000015800 | Other_Sector
Holdings [Line Items]
Percent of Net Asset Value	(0.40%)
C000015801 | Alphabet, Inc.__Class A_BNY-02079K305
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000015801 | NVIDIA Corp.___BNY-67066G104
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000015801 | Apple, Inc.___BNY-037833100
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000015801 | Broadcom, Inc.___BNY-11135F101
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000015801 | Advanced Micro Devices, Inc.___BNY-007903107
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000015801 | State Street Technology Select Sector SPDR ETF___BNY-81369Y803
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000015801 | Sandisk Corp.___BNY-80004C200
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000015801 | Visa, Inc.__Class A_BNY-92826C839
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000015801 | Eli Lilly & Co.___BNY-532457108
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000015801 | Lam Research Corp.___BNY-512807306
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000015801 | Other_Portfolio
Holdings [Line Items]
Percent of Net Asset Value	(0.40%)
C000015801 | Investment_SecurityTypeCode_Mutual Funds
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000015801 | Investment_SecurityTypeCode_Preferred Stock
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000015801 | Investment_SecurityTypeCode_Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000015801 | Investment_SecurityTypeCode_Common Stock
Holdings [Line Items]
Percent of Net Asset Value	95.20%
C000015801 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	48.20%
C000015801 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	15.20%
C000015801 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000015801 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000015801 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000015801 | Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000015801 | Financials
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000015801 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000015801 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000015801 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000015801 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000015801 | Energy
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000015801 | Mutual Funds
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000015801 | Other_Sector
Holdings [Line Items]
Percent of Net Asset Value	(0.40%)
C000015349 | Freddie Mac REMIC Trust_5.078_Class DF_BNY-3137HCTZ5
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000015349 | United States Treasury Notes_4.125__BNY-91282CQY0
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000015349 | United States Treasury Notes_4.0__BNY-91282CJT9
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000015349 | Freddie Mac REMIC Trust_4.678_Class F_BNY-3137HNXR4
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000015349 | United States Treasury Notes_4.125__BNY-91282CQV6
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000015349 | Fannie Mae REMIC Trust_4.978_Class FD_BNY-3136BRMG9
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000015349 | Fannie Mae REMIC Trust_4.878_Class FH_BNY-3136BUQL7
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000015349 | Fannie Mae REMIC Trust_4.878_Class DF_BNY-3136BUAR1
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000015349 | Ginnie Mae_4.659_Class FN_BNY-38385JYU1
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000015349 | Ginnie Mae_4.211_Class FC_BNY-38380QGU0
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000015349 | Other0BNY-30345AAC2
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000015349 | 0BNY-31391CDB8
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000015349 | 0BNY-91282CQT1
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000015349 | 0BNY-81747DAU3
Holdings [Line Items]
Percent of Net Asset Value	14.40%
C000015349 | 0BNY-38379RZY2
Holdings [Line Items]
Percent of Net Asset Value	14.60%
C000015349 | 0BNY-67111DBG0
Holdings [Line Items]
Percent of Net Asset Value	17.40%
C000015349 | 0BNY-61748UAX0
Holdings [Line Items]
Percent of Net Asset Value	41.80%
C000015350 | Freddie Mac REMIC Trust_5.078_Class DF_BNY-3137HCTZ5
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000015350 | United States Treasury Notes_4.125__BNY-91282CQY0
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000015350 | United States Treasury Notes_4.0__BNY-91282CJT9
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000015350 | Freddie Mac REMIC Trust_4.678_Class F_BNY-3137HNXR4
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000015350 | United States Treasury Notes_4.125__BNY-91282CQV6
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000015350 | Fannie Mae REMIC Trust_4.978_Class FD_BNY-3136BRMG9
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000015350 | Fannie Mae REMIC Trust_4.878_Class FH_BNY-3136BUQL7
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000015350 | Fannie Mae REMIC Trust_4.878_Class DF_BNY-3136BUAR1
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000015350 | Ginnie Mae_4.659_Class FN_BNY-38385JYU1
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000015350 | Ginnie Mae_4.211_Class FC_BNY-38380QGU0
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000015350 | Other0BNY-30345AAC2
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000015350 | 0BNY-31391CDB8
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000015350 | 0BNY-91282CQT1
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000015350 | 0BNY-81747DAU3
Holdings [Line Items]
Percent of Net Asset Value	14.40%
C000015350 | 0BNY-38379RZY2
Holdings [Line Items]
Percent of Net Asset Value	14.60%
C000015350 | 0BNY-67111DBG0
Holdings [Line Items]
Percent of Net Asset Value	17.40%
C000015350 | 0BNY-61748UAX0
Holdings [Line Items]
Percent of Net Asset Value	41.80%
C000015351 | Freddie Mac REMIC Trust_5.078_Class DF_BNY-3137HCTZ5
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000015351 | United States Treasury Notes_4.125__BNY-91282CQY0
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000015351 | United States Treasury Notes_4.0__BNY-91282CJT9
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000015351 | Freddie Mac REMIC Trust_4.678_Class F_BNY-3137HNXR4
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000015351 | United States Treasury Notes_4.125__BNY-91282CQV6
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000015351 | Fannie Mae REMIC Trust_4.978_Class FD_BNY-3136BRMG9
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000015351 | Fannie Mae REMIC Trust_4.878_Class FH_BNY-3136BUQL7
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000015351 | Fannie Mae REMIC Trust_4.878_Class DF_BNY-3136BUAR1
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000015351 | Ginnie Mae_4.659_Class FN_BNY-38385JYU1
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000015351 | Ginnie Mae_4.211_Class FC_BNY-38380QGU0
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000015351 | Other0BNY-30345AAC2
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000015351 | 0BNY-31391CDB8
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000015351 | 0BNY-91282CQT1
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000015351 | 0BNY-81747DAU3
Holdings [Line Items]
Percent of Net Asset Value	14.40%
C000015351 | 0BNY-38379RZY2
Holdings [Line Items]
Percent of Net Asset Value	14.60%
C000015351 | 0BNY-67111DBG0
Holdings [Line Items]
Percent of Net Asset Value	17.40%
C000015351 | 0BNY-61748UAX0
Holdings [Line Items]
Percent of Net Asset Value	41.80%
C000079018 | Voya Multi-Manager Emerging Markets Equity Fund__Class I_BNY-92913W680
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000079018 | Voya U.S. Stock Index Portfolio__Class I_BNY-92914G734
Holdings [Line Items]
Percent of Net Asset Value	56.20%
C000079018 | Voya U.S. Bond Index Portfolio__Class I_BNY-92913T547
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000079018 | Voya International Index Portfolio__Class I_BNY-92913T554
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000079018 | Voya Russell TM Mid Cap Index Portfolio__Class I_BNY-92913T513
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000079018 | Voya Short Duration Bond Fund__Class R6_BNY-92913L551
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000079018 | Voya Russell TM Small Cap Index Portfolio__Class I_BNY-92913T521
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000079018 | Voya High Yield Bond Fund__Class R6_BNY-92913L528
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000079018 | Other_Asset
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000079018 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	17.40%
C000079018 | Equity
Holdings [Line Items]
Percent of Net Asset Value	82.70%
C000079018 | US Large Blend
Holdings [Line Items]
Percent of Net Asset Value	31.00%
C000079018 | US Mid Cap Blend
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000079018 | US Small Cap
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000079018 | International
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000079018 | Emerging Markets
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000079018 | Core Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	38.00%
C000079018 | High Yield
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000079018 | TIPS
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000079018 | Short Duration
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000079019 | Voya Multi-Manager Emerging Markets Equity Fund__Class I_BNY-92913W680
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000079019 | Voya U.S. Stock Index Portfolio__Class I_BNY-92914G734
Holdings [Line Items]
Percent of Net Asset Value	56.20%
C000079019 | Voya U.S. Bond Index Portfolio__Class I_BNY-92913T547
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000079019 | Voya International Index Portfolio__Class I_BNY-92913T554
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000079019 | Voya Russell TM Mid Cap Index Portfolio__Class I_BNY-92913T513
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000079019 | Voya Short Duration Bond Fund__Class R6_BNY-92913L551
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000079019 | Voya Russell TM Small Cap Index Portfolio__Class I_BNY-92913T521
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000079019 | Voya High Yield Bond Fund__Class R6_BNY-92913L528
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000079019 | Other_Asset
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000079019 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	17.40%
C000079019 | Equity
Holdings [Line Items]
Percent of Net Asset Value	82.70%
C000079019 | US Large Blend
Holdings [Line Items]
Percent of Net Asset Value	31.00%
C000079019 | US Mid Cap Blend
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000079019 | US Small Cap
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000079019 | International
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000079019 | Emerging Markets
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000079019 | Core Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	38.00%
C000079019 | High Yield
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000079019 | TIPS
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000079019 | Short Duration
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000079016 | Voya Multi-Manager Emerging Markets Equity Fund__Class I_BNY-92913W680
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000079016 | Voya U.S. Stock Index Portfolio__Class I_BNY-92914G734
Holdings [Line Items]
Percent of Net Asset Value	16.60%
C000079016 | Voya U.S. Bond Index Portfolio__Class I_BNY-92913T547
Holdings [Line Items]
Percent of Net Asset Value	44.90%
C000079016 | Voya International Index Portfolio__Class I_BNY-92913T554
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000079016 | Voya Russell TM Mid Cap Index Portfolio__Class I_BNY-92913T513
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000079016 | Voya Short Duration Bond Fund__Class R6_BNY-92913L551
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000079016 | Voya Russell TM Small Cap Index Portfolio__Class I_BNY-92913T521
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000079016 | Voya High Yield Bond Fund__Class R6_BNY-92913L528
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000079016 | Vanguard Short-Term Bond ETF___BNY-921937827
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000079016 | Schwab U.S. TIPS ETF___BNY-808524870
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000079016 | Other_Asset
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000079016 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	72.90%
C000079016 | Equity
Holdings [Line Items]
Percent of Net Asset Value	27.10%
C000079016 | US Large Blend
Holdings [Line Items]
Percent of Net Asset Value	16.50%
C000079016 | US Mid Cap Blend
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000079016 | US Small Cap
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000079016 | International
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000079016 | Emerging Markets
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000079016 | Core Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	45.00%
C000079016 | High Yield
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000079016 | TIPS
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000079016 | Short Duration
Holdings [Line Items]
Percent of Net Asset Value	19.00%
C000079016 | Long Govt Bonds
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000079017 | Voya Multi-Manager Emerging Markets Equity Fund__Class I_BNY-92913W680
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000079017 | Voya U.S. Stock Index Portfolio__Class I_BNY-92914G734
Holdings [Line Items]
Percent of Net Asset Value	16.60%
C000079017 | Voya U.S. Bond Index Portfolio__Class I_BNY-92913T547
Holdings [Line Items]
Percent of Net Asset Value	44.90%
C000079017 | Voya International Index Portfolio__Class I_BNY-92913T554
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000079017 | Voya Russell TM Mid Cap Index Portfolio__Class I_BNY-92913T513
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000079017 | Voya Short Duration Bond Fund__Class R6_BNY-92913L551
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000079017 | Voya Russell TM Small Cap Index Portfolio__Class I_BNY-92913T521
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000079017 | Voya High Yield Bond Fund__Class R6_BNY-92913L528
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000079017 | Vanguard Short-Term Bond ETF___BNY-921937827
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000079017 | Schwab U.S. TIPS ETF___BNY-808524870
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000079017 | Other_Asset
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000079017 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	72.90%
C000079017 | Equity
Holdings [Line Items]
Percent of Net Asset Value	27.10%
C000079017 | US Large Blend
Holdings [Line Items]
Percent of Net Asset Value	16.50%
C000079017 | US Mid Cap Blend
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000079017 | US Small Cap
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000079017 | International
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000079017 | Emerging Markets
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000079017 | Core Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	45.00%
C000079017 | High Yield
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000079017 | TIPS
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000079017 | Short Duration
Holdings [Line Items]
Percent of Net Asset Value	19.00%
C000079017 | Long Govt Bonds
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000079020 | Voya Multi-Manager Emerging Markets Equity Fund__Class I_BNY-92913W680
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000079020 | Voya U.S. Stock Index Portfolio__Class I_BNY-92914G734
Holdings [Line Items]
Percent of Net Asset Value	49.20%
C000079020 | Voya U.S. Bond Index Portfolio__Class I_BNY-92913T547
Holdings [Line Items]
Percent of Net Asset Value	24.90%
C000079020 | Voya International Index Portfolio__Class I_BNY-92913T554
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000079020 | Voya Russell TM Mid Cap Index Portfolio__Class I_BNY-92913T513
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000079020 | Voya Short Duration Bond Fund__Class R6_BNY-92913L551
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000079020 | Voya Russell TM Small Cap Index Portfolio__Class I_BNY-92913T521
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000079020 | Voya High Yield Bond Fund__Class R6_BNY-92913L528
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000079020 | Other_Asset
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000079020 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	34.90%
C000079020 | Equity
Holdings [Line Items]
Percent of Net Asset Value	65.20%
C000079020 | US Large Blend
Holdings [Line Items]
Percent of Net Asset Value	49.00%
C000079020 | US Mid Cap Blend
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000079020 | US Small Cap
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000079020 | International
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000079020 | Emerging Markets
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000079020 | Core Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	25.00%
C000079020 | High Yield
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000079020 | Short Duration
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000079021 | Voya Multi-Manager Emerging Markets Equity Fund__Class I_BNY-92913W680
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000079021 | Voya U.S. Stock Index Portfolio__Class I_BNY-92914G734
Holdings [Line Items]
Percent of Net Asset Value	49.20%
C000079021 | Voya U.S. Bond Index Portfolio__Class I_BNY-92913T547
Holdings [Line Items]
Percent of Net Asset Value	24.90%
C000079021 | Voya International Index Portfolio__Class I_BNY-92913T554
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000079021 | Voya Russell TM Mid Cap Index Portfolio__Class I_BNY-92913T513
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000079021 | Voya Short Duration Bond Fund__Class R6_BNY-92913L551
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000079021 | Voya Russell TM Small Cap Index Portfolio__Class I_BNY-92913T521
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000079021 | Voya High Yield Bond Fund__Class R6_BNY-92913L528
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000079021 | Other_Asset
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000079021 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	34.90%
C000079021 | Equity
Holdings [Line Items]
Percent of Net Asset Value	65.20%
C000079021 | US Large Blend
Holdings [Line Items]
Percent of Net Asset Value	49.00%
C000079021 | US Mid Cap Blend
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000079021 | US Small Cap
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000079021 | International
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000079021 | Emerging Markets
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000079021 | Core Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	25.00%
C000079021 | High Yield
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000079021 | Short Duration
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000079022 | Voya Multi-Manager Emerging Markets Equity Fund__Class I_BNY-92913W680
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000079022 | Voya U.S. Stock Index Portfolio__Class I_BNY-92914G734
Holdings [Line Items]
Percent of Net Asset Value	31.20%
C000079022 | Voya U.S. Bond Index Portfolio__Class I_BNY-92913T547
Holdings [Line Items]
Percent of Net Asset Value	37.80%
C000079022 | Voya International Index Portfolio__Class I_BNY-92913T554
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000079022 | Voya Russell TM Mid Cap Index Portfolio__Class I_BNY-92913T513
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000079022 | Voya Short Duration Bond Fund__Class R6_BNY-92913L551
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000079022 | Voya Russell TM Small Cap Index Portfolio__Class I_BNY-92913T521
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000079022 | Voya High Yield Bond Fund__Class R6_BNY-92913L528
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000079022 | Schwab U.S. TIPS ETF___BNY-808524870
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000079022 | Other_Asset
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000079022 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	54.30%
C000079022 | Equity
Holdings [Line Items]
Percent of Net Asset Value	45.70%
C000079022 | US Large Blend
Holdings [Line Items]
Percent of Net Asset Value	56.00%
C000079022 | US Mid Cap Blend
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000079022 | US Small Cap
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000079022 | International
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000079022 | Emerging Markets
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000079022 | Core Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000079022 | High Yield
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000079022 | Short Duration
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000079023 | Voya Multi-Manager Emerging Markets Equity Fund__Class I_BNY-92913W680
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000079023 | Voya U.S. Stock Index Portfolio__Class I_BNY-92914G734
Holdings [Line Items]
Percent of Net Asset Value	31.20%
C000079023 | Voya U.S. Bond Index Portfolio__Class I_BNY-92913T547
Holdings [Line Items]
Percent of Net Asset Value	37.80%
C000079023 | Voya International Index Portfolio__Class I_BNY-92913T554
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000079023 | Voya Russell TM Mid Cap Index Portfolio__Class I_BNY-92913T513
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000079023 | Voya Short Duration Bond Fund__Class R6_BNY-92913L551
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000079023 | Voya Russell TM Small Cap Index Portfolio__Class I_BNY-92913T521
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000079023 | Voya High Yield Bond Fund__Class R6_BNY-92913L528
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000079023 | Schwab U.S. TIPS ETF___BNY-808524870
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000079023 | Other_Asset
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000079023 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	54.30%
C000079023 | Equity
Holdings [Line Items]
Percent of Net Asset Value	45.70%
C000079023 | US Large Blend
Holdings [Line Items]
Percent of Net Asset Value	56.00%
C000079023 | US Mid Cap Blend
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000079023 | US Small Cap
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000079023 | International
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000079023 | Emerging Markets
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000079023 | Core Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000079023 | High Yield
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000079023 | Short Duration
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000075972 | Alphabet, Inc.__Class A_BNY-02079K305
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000075972 | NVIDIA Corp.___BNY-67066G104
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000075972 | Apple, Inc.___BNY-037833100
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000075972 | Microsoft Corp.___BNY-594918104
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000075972 | Broadcom, Inc.___BNY-11135F101
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000075972 | Micron Technology, Inc.___BNY-595112103
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000075972 | Amazon.com, Inc.___BNY-023135106
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000075972 | Alphabet, Inc.__Class C_BNY-02079K107
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000075972 | Meta Platforms, Inc.__Class A_BNY-30303M102
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000075972 | Tesla, Inc.___BNY-88160R101
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000075972 | Other_Portfolio
Holdings [Line Items]
Percent of Net Asset Value	(0.50%)
C000075972 | Investment_SecurityTypeCode_Common Stock
Holdings [Line Items]
Percent of Net Asset Value	98.40%
C000075972 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	37.40%
C000075972 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000075972 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000075972 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000075972 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000075972 | Financials
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000075972 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000075972 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000075972 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000075972 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000075972 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000075972 | Mutual Funds
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000075972 | Other_Sector
Holdings [Line Items]
Percent of Net Asset Value	(0.50%)
C000075972 | Investment_SecurityTypeCode_Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000015822 | Alphabet, Inc.__Class A_BNY-02079K305
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000015822 | NVIDIA Corp.___BNY-67066G104
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000015822 | Apple, Inc.___BNY-037833100
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000015822 | Microsoft Corp.___BNY-594918104
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000015822 | Broadcom, Inc.___BNY-11135F101
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000015822 | Micron Technology, Inc.___BNY-595112103
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000015822 | Amazon.com, Inc.___BNY-023135106
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000015822 | Alphabet, Inc.__Class C_BNY-02079K107
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000015822 | Meta Platforms, Inc.__Class A_BNY-30303M102
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000015822 | Tesla, Inc.___BNY-88160R101
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000015822 | Other_Portfolio
Holdings [Line Items]
Percent of Net Asset Value	(0.50%)
C000015822 | Investment_SecurityTypeCode_Common Stock
Holdings [Line Items]
Percent of Net Asset Value	98.40%
C000015822 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	37.40%
C000015822 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000015822 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000015822 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000015822 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000015822 | Financials
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000015822 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000015822 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000015822 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000015822 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000015822 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000015822 | Mutual Funds
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000015822 | Other_Sector
Holdings [Line Items]
Percent of Net Asset Value	(0.50%)
C000015822 | Investment_SecurityTypeCode_Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000047554 | Alphabet, Inc.__Class A_BNY-02079K305
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000047554 | NVIDIA Corp.___BNY-67066G104
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000047554 | Apple, Inc.___BNY-037833100
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000047554 | Microsoft Corp.___BNY-594918104
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000047554 | Broadcom, Inc.___BNY-11135F101
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000047554 | Micron Technology, Inc.___BNY-595112103
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000047554 | Amazon.com, Inc.___BNY-023135106
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000047554 | Alphabet, Inc.__Class C_BNY-02079K107
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000047554 | Meta Platforms, Inc.__Class A_BNY-30303M102
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000047554 | Tesla, Inc.___BNY-88160R101
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000047554 | Other_Portfolio
Holdings [Line Items]
Percent of Net Asset Value	(0.50%)
C000047554 | Investment_SecurityTypeCode_Common Stock
Holdings [Line Items]
Percent of Net Asset Value	98.40%
C000047554 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	37.40%
C000047554 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000047554 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000047554 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000047554 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000047554 | Financials
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000047554 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000047554 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000047554 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000047554 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000047554 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000047554 | Mutual Funds
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000047554 | Other_Sector
Holdings [Line Items]
Percent of Net Asset Value	(0.50%)
C000047554 | Investment_SecurityTypeCode_Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000053098 | Alphabet, Inc.__Class A_BNY-02079K305
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000053098 | NVIDIA Corp.___BNY-67066G104
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000053098 | Apple, Inc.___BNY-037833100
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000053098 | Microsoft Corp.___BNY-594918104
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000053098 | Broadcom, Inc.___BNY-11135F101
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000053098 | Micron Technology, Inc.___BNY-595112103
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000053098 | Amazon.com, Inc.___BNY-023135106
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000053098 | Alphabet, Inc.__Class C_BNY-02079K107
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000053098 | Meta Platforms, Inc.__Class A_BNY-30303M102
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000053098 | Tesla, Inc.___BNY-88160R101
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000053098 | Other_Portfolio
Holdings [Line Items]
Percent of Net Asset Value	(0.50%)
C000053098 | Investment_SecurityTypeCode_Common Stock
Holdings [Line Items]
Percent of Net Asset Value	98.40%
C000053098 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	37.40%
C000053098 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000053098 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000053098 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000053098 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000053098 | Financials
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000053098 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000053098 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000053098 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000053098 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000053098 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000053098 | Mutual Funds
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000053098 | Other_Sector
Holdings [Line Items]
Percent of Net Asset Value	(0.50%)
C000053098 | Investment_SecurityTypeCode_Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000240437 | Alphabet, Inc.__Class A_BNY-02079K305
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000240437 | NVIDIA Corp.___BNY-67066G104
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000240437 | Apple, Inc.___BNY-037833100
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000240437 | Microsoft Corp.___BNY-594918104
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000240437 | Broadcom, Inc.___BNY-11135F101
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000240437 | Micron Technology, Inc.___BNY-595112103
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000240437 | Amazon.com, Inc.___BNY-023135106
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000240437 | Alphabet, Inc.__Class C_BNY-02079K107
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000240437 | Meta Platforms, Inc.__Class A_BNY-30303M102
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000240437 | Tesla, Inc.___BNY-88160R101
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000240437 | Other_Portfolio
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000240437 | Investment_SecurityTypeCode_Mutual Funds
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000240437 | Investment_SecurityTypeCode_Common Stock
Holdings [Line Items]
Percent of Net Asset Value	98.00%
C000240437 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	37.20%
C000240437 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000240437 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000240437 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000240437 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000240437 | Financials
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000240437 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000240437 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000240437 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000240437 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000240437 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000240437 | Mutual Funds
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000240437 | Other_Sector
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000015417 | Welltower, Inc.___BNY-95040Q104
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000015417 | Equinix, Inc.___BNY-29444U700
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000015417 | Prologis, Inc.___BNY-74340W103
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000015417 | Ventas, Inc.___BNY-92276F100
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000015417 | Iron Mountain, Inc.___BNY-46284V101
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000015417 | Simon Property Group, Inc.___BNY-828806109
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000015417 | Goodman Group___BNY-B03FYZ4
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000015417 | VICI Properties, Inc.___BNY-925652109
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000015417 | UDR, Inc.___BNY-902653104
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000015417 | Unibail-Rodamco-Westfield___BNY-BF2PQ09
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000015417 | Other_Assets_CountryTable
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000015417 | Other_Country
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000015417 | Retail REITs
Holdings [Line Items]
Percent of Net Asset Value	18.70%
C000015417 | Industrial REITs
Holdings [Line Items]
Percent of Net Asset Value	16.90%
C000015417 | Health Care REITs
Holdings [Line Items]
Percent of Net Asset Value	15.40%
C000015417 | Specialized REITs
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000015417 | Diversified REITs
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000015417 | Other Specialized REITs
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000015417 | Diversified Real Estate Activities
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000015417 | Multi-Family Residential REITs
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000015417 | Office REITs
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000015417 | Real Estate Operating Companies
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000015417 | Residential REITs
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000015417 | REITs-Other
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000015417 | Other_REIT
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000015417 | Germany
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000015417 | Canada
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000015417 | Belgium
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000015417 | Sweden
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000015417 | Singapore
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000015417 | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000015417 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000015417 | France
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000015417 | Japan
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000015417 | Australia
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000015417 | United States
Holdings [Line Items]
Percent of Net Asset Value	66.00%
C000015418 | Welltower, Inc.___BNY-95040Q104
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000015418 | Equinix, Inc.___BNY-29444U700
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000015418 | Prologis, Inc.___BNY-74340W103
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000015418 | Ventas, Inc.___BNY-92276F100
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000015418 | Iron Mountain, Inc.___BNY-46284V101
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000015418 | Simon Property Group, Inc.___BNY-828806109
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000015418 | Goodman Group___BNY-B03FYZ4
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000015418 | VICI Properties, Inc.___BNY-925652109
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000015418 | UDR, Inc.___BNY-902653104
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000015418 | Unibail-Rodamco-Westfield___BNY-BF2PQ09
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000015418 | Other_Assets_CountryTable
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000015418 | Other_Country
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000015418 | Retail REITs
Holdings [Line Items]
Percent of Net Asset Value	18.70%
C000015418 | Industrial REITs
Holdings [Line Items]
Percent of Net Asset Value	16.90%
C000015418 | Health Care REITs
Holdings [Line Items]
Percent of Net Asset Value	15.40%
C000015418 | Specialized REITs
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000015418 | Diversified REITs
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000015418 | Other Specialized REITs
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000015418 | Diversified Real Estate Activities
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000015418 | Multi-Family Residential REITs
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000015418 | Office REITs
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000015418 | Real Estate Operating Companies
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000015418 | Residential REITs
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000015418 | REITs-Other
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000015418 | Other_REIT
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000015418 | Germany
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000015418 | Canada
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000015418 | Belgium
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000015418 | Sweden
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000015418 | Singapore
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000015418 | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000015418 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000015418 | France
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000015418 | Japan
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000015418 | Australia
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000015418 | United States
Holdings [Line Items]
Percent of Net Asset Value	66.00%
C000015419 | Welltower, Inc.___BNY-95040Q104
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000015419 | Equinix, Inc.___BNY-29444U700
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000015419 | Prologis, Inc.___BNY-74340W103
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000015419 | Ventas, Inc.___BNY-92276F100
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000015419 | Iron Mountain, Inc.___BNY-46284V101
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000015419 | Simon Property Group, Inc.___BNY-828806109
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000015419 | Goodman Group___BNY-B03FYZ4
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000015419 | VICI Properties, Inc.___BNY-925652109
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000015419 | UDR, Inc.___BNY-902653104
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000015419 | Unibail-Rodamco-Westfield___BNY-BF2PQ09
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000015419 | Other_Assets_CountryTable
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000015419 | Other_Country
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000015419 | Retail REITs
Holdings [Line Items]
Percent of Net Asset Value	18.70%
C000015419 | Industrial REITs
Holdings [Line Items]
Percent of Net Asset Value	16.90%
C000015419 | Health Care REITs
Holdings [Line Items]
Percent of Net Asset Value	15.40%
C000015419 | Specialized REITs
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000015419 | Diversified REITs
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000015419 | Other Specialized REITs
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000015419 | Diversified Real Estate Activities
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000015419 | Multi-Family Residential REITs
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000015419 | Office REITs
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000015419 | Real Estate Operating Companies
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000015419 | Residential REITs
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000015419 | REITs-Other
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000015419 | Other_REIT
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000015419 | Germany
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000015419 | Canada
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000015419 | Belgium
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000015419 | Sweden
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000015419 | Singapore
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000015419 | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000015419 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000015419 | France
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000015419 | Japan
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000015419 | Australia
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000015419 | United States
Holdings [Line Items]
Percent of Net Asset Value	66.00%
C000015420 | Welltower, Inc.___BNY-95040Q104
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000015420 | Equinix, Inc.___BNY-29444U700
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000015420 | Prologis, Inc.___BNY-74340W103
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000015420 | Ventas, Inc.___BNY-92276F100
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000015420 | Iron Mountain, Inc.___BNY-46284V101
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000015420 | Simon Property Group, Inc.___BNY-828806109
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000015420 | Goodman Group___BNY-B03FYZ4
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000015420 | VICI Properties, Inc.___BNY-925652109
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000015420 | UDR, Inc.___BNY-902653104
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000015420 | Unibail-Rodamco-Westfield___BNY-BF2PQ09
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000015420 | Other_Assets_CountryTable
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000015420 | Other_Country
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000015420 | Retail REITs
Holdings [Line Items]
Percent of Net Asset Value	18.70%
C000015420 | Industrial REITs
Holdings [Line Items]
Percent of Net Asset Value	16.90%
C000015420 | Health Care REITs
Holdings [Line Items]
Percent of Net Asset Value	15.40%
C000015420 | Specialized REITs
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000015420 | Diversified REITs
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000015420 | Other Specialized REITs
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000015420 | Diversified Real Estate Activities
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000015420 | Multi-Family Residential REITs
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000015420 | Office REITs
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000015420 | Real Estate Operating Companies
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000015420 | Residential REITs
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000015420 | REITs-Other
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000015420 | Other_REIT
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000015420 | Germany
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000015420 | Canada
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000015420 | Belgium
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000015420 | Sweden
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000015420 | Singapore
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000015420 | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000015420 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000015420 | France
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000015420 | Japan
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000015420 | Australia
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000015420 | United States
Holdings [Line Items]
Percent of Net Asset Value	66.00%
C000015784 | Welltower, Inc.___BNY-95040Q104
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000015784 | Equinix, Inc.___BNY-29444U700
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000015784 | Prologis, Inc.___BNY-74340W103
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000015784 | Ventas, Inc.___BNY-92276F100
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000015784 | Iron Mountain, Inc.___BNY-46284V101
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000015784 | Simon Property Group, Inc.___BNY-828806109
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000015784 | Gaming and Leisure Properties, Inc.___BNY-36467J108
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000015784 | Digital Realty Trust, Inc.___BNY-253868103
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000015784 | Public Storage___BNY-74460D109
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000015784 | Equity Residential___BNY-29476L107
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000015784 | Retail REITs
Holdings [Line Items]
Percent of Net Asset Value	16.20%
C000015784 | Industrial REITs
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000015784 | Health Care REITs
Holdings [Line Items]
Percent of Net Asset Value	20.00%
C000015784 | Specialized REITs
Holdings [Line Items]
Percent of Net Asset Value	15.30%
C000015784 | Diversified REITs
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000015784 | Other Specialized REITs
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000015784 | Multi-Family Residential REITs
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000015784 | Office REITs
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000015784 | Residential REITs
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000015784 | REITs-Other
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000015784 | Other_REIT
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000015784 | Self-Storage REITs
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000015784 | Hotel & Resort REITs
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000015785 | Welltower, Inc.___BNY-95040Q104
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000015785 | Equinix, Inc.___BNY-29444U700
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000015785 | Prologis, Inc.___BNY-74340W103
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000015785 | Ventas, Inc.___BNY-92276F100
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000015785 | Iron Mountain, Inc.___BNY-46284V101
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000015785 | Simon Property Group, Inc.___BNY-828806109
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000015785 | Gaming and Leisure Properties, Inc.___BNY-36467J108
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000015785 | Digital Realty Trust, Inc.___BNY-253868103
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000015785 | Public Storage___BNY-74460D109
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000015785 | Equity Residential___BNY-29476L107
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000015785 | Retail REITs
Holdings [Line Items]
Percent of Net Asset Value	16.20%
C000015785 | Industrial REITs
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000015785 | Health Care REITs
Holdings [Line Items]
Percent of Net Asset Value	20.00%
C000015785 | Specialized REITs
Holdings [Line Items]
Percent of Net Asset Value	15.30%
C000015785 | Diversified REITs
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000015785 | Other Specialized REITs
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000015785 | Multi-Family Residential REITs
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000015785 | Office REITs
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000015785 | Residential REITs
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000015785 | REITs-Other
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000015785 | Other_REIT
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000015785 | Self-Storage REITs
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000015785 | Hotel & Resort REITs
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000015786 | Welltower, Inc.___BNY-95040Q104
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000015786 | Equinix, Inc.___BNY-29444U700
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000015786 | Prologis, Inc.___BNY-74340W103
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000015786 | Ventas, Inc.___BNY-92276F100
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000015786 | Iron Mountain, Inc.___BNY-46284V101
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000015786 | Simon Property Group, Inc.___BNY-828806109
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000015786 | Gaming and Leisure Properties, Inc.___BNY-36467J108
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000015786 | Digital Realty Trust, Inc.___BNY-253868103
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000015786 | Public Storage___BNY-74460D109
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000015786 | Equity Residential___BNY-29476L107
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000015786 | Retail REITs
Holdings [Line Items]
Percent of Net Asset Value	16.20%
C000015786 | Industrial REITs
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000015786 | Health Care REITs
Holdings [Line Items]
Percent of Net Asset Value	20.00%
C000015786 | Specialized REITs
Holdings [Line Items]
Percent of Net Asset Value	15.30%
C000015786 | Diversified REITs
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000015786 | Other Specialized REITs
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000015786 | Multi-Family Residential REITs
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000015786 | Office REITs
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000015786 | Residential REITs
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000015786 | REITs-Other
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000015786 | Other_REIT
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000015786 | Self-Storage REITs
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000015786 | Hotel & Resort REITs
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000015787 | Welltower, Inc.___BNY-95040Q104
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000015787 | Equinix, Inc.___BNY-29444U700
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000015787 | Prologis, Inc.___BNY-74340W103
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000015787 | Ventas, Inc.___BNY-92276F100
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000015787 | Iron Mountain, Inc.___BNY-46284V101
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000015787 | Simon Property Group, Inc.___BNY-828806109
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000015787 | Gaming and Leisure Properties, Inc.___BNY-36467J108
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000015787 | Digital Realty Trust, Inc.___BNY-253868103
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000015787 | Public Storage___BNY-74460D109
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000015787 | Equity Residential___BNY-29476L107
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000015787 | Retail REITs
Holdings [Line Items]
Percent of Net Asset Value	16.20%
C000015787 | Industrial REITs
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000015787 | Health Care REITs
Holdings [Line Items]
Percent of Net Asset Value	20.00%
C000015787 | Specialized REITs
Holdings [Line Items]
Percent of Net Asset Value	15.30%
C000015787 | Diversified REITs
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000015787 | Other Specialized REITs
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000015787 | Multi-Family Residential REITs
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000015787 | Office REITs
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000015787 | Residential REITs
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000015787 | REITs-Other
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000015787 | Other_REIT
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000015787 | Self-Storage REITs
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000015787 | Hotel & Resort REITs
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000015780 | Alphabet, Inc.__Class A_BNY-02079K305
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000015780 | NVIDIA Corp.___BNY-67066G104
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000015780 | Microsoft Corp.___BNY-594918104
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000015780 | Amazon.com, Inc.___BNY-023135106
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000015780 | Wells Fargo & Co.___BNY-949746101
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000015780 | Bank of America Corp.___BNY-060505104
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000015780 | Philip Morris International, Inc.___BNY-718172109
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000015780 | Johnson Controls International PLC___BNY-G51502105
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000015780 | Citizens Financial Group, Inc.___BNY-174610105
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000015780 | Microchip Technology, Inc.___BNY-595017104
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000015780 | Other_Portfolio
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000015780 | Investment_SecurityTypeCode_Mutual Funds
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000015780 | Investment_SecurityTypeCode_Common Stock
Holdings [Line Items]
Percent of Net Asset Value	97.80%
C000015780 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	16.20%
C000015780 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000015780 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000015780 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000015780 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	14.60%
C000015780 | Financials
Holdings [Line Items]
Percent of Net Asset Value	16.80%
C000015780 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000015780 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000015780 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000015780 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000015780 | Energy
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000015780 | Other_Sector
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000015780 | Unaffiliated Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000015781 | Alphabet, Inc.__Class A_BNY-02079K305
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000015781 | NVIDIA Corp.___BNY-67066G104
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000015781 | Microsoft Corp.___BNY-594918104
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000015781 | Amazon.com, Inc.___BNY-023135106
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000015781 | Wells Fargo & Co.___BNY-949746101
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000015781 | Bank of America Corp.___BNY-060505104
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000015781 | Philip Morris International, Inc.___BNY-718172109
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000015781 | Johnson Controls International PLC___BNY-G51502105
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000015781 | Citizens Financial Group, Inc.___BNY-174610105
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000015781 | Microchip Technology, Inc.___BNY-595017104
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000015781 | Other_Portfolio
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000015781 | Investment_SecurityTypeCode_Mutual Funds
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000015781 | Investment_SecurityTypeCode_Common Stock
Holdings [Line Items]
Percent of Net Asset Value	97.80%
C000015781 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	16.20%
C000015781 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000015781 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000015781 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000015781 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	14.60%
C000015781 | Financials
Holdings [Line Items]
Percent of Net Asset Value	16.80%
C000015781 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000015781 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000015781 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000015781 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000015781 | Energy
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000015781 | Other_Sector
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000015781 | Unaffiliated Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000015782 | Alphabet, Inc.__Class A_BNY-02079K305
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000015782 | NVIDIA Corp.___BNY-67066G104
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000015782 | Microsoft Corp.___BNY-594918104
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000015782 | Amazon.com, Inc.___BNY-023135106
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000015782 | Wells Fargo & Co.___BNY-949746101
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000015782 | Bank of America Corp.___BNY-060505104
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000015782 | Philip Morris International, Inc.___BNY-718172109
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000015782 | Johnson Controls International PLC___BNY-G51502105
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000015782 | Citizens Financial Group, Inc.___BNY-174610105
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000015782 | Microchip Technology, Inc.___BNY-595017104
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000015782 | Other_Portfolio
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000015782 | Investment_SecurityTypeCode_Mutual Funds
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000015782 | Investment_SecurityTypeCode_Common Stock
Holdings [Line Items]
Percent of Net Asset Value	97.80%
C000015782 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	16.20%
C000015782 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000015782 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000015782 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000015782 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	14.60%
C000015782 | Financials
Holdings [Line Items]
Percent of Net Asset Value	16.80%
C000015782 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000015782 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000015782 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000015782 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000015782 | Energy
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000015782 | Other_Sector
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000015782 | Unaffiliated Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000015783 | Alphabet, Inc.__Class A_BNY-02079K305
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000015783 | NVIDIA Corp.___BNY-67066G104
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000015783 | Microsoft Corp.___BNY-594918104
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000015783 | Amazon.com, Inc.___BNY-023135106
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000015783 | Wells Fargo & Co.___BNY-949746101
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000015783 | Bank of America Corp.___BNY-060505104
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000015783 | Philip Morris International, Inc.___BNY-718172109
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000015783 | Johnson Controls International PLC___BNY-G51502105
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000015783 | Citizens Financial Group, Inc.___BNY-174610105
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000015783 | Microchip Technology, Inc.___BNY-595017104
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000015783 | Other_Portfolio
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000015783 | Investment_SecurityTypeCode_Mutual Funds
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000015783 | Investment_SecurityTypeCode_Common Stock
Holdings [Line Items]
Percent of Net Asset Value	97.80%
C000015783 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	16.20%
C000015783 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000015783 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000015783 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000015783 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	14.60%
C000015783 | Financials
Holdings [Line Items]
Percent of Net Asset Value	16.80%
C000015783 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000015783 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000015783 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000015783 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000015783 | Energy
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000015783 | Other_Sector
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000015783 | Unaffiliated Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000015329 | Taiwan Semiconductor Manufacturing Co. Ltd.___BNY-6889106
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000015329 | SK Hynix, Inc.___BNY-6450267
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000015329 | Samsung Electronics Co. Ltd.___BNY-6771720
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000015329 | Tencent Holdings Ltd.___BNY-BMMV2K8
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000015329 | NU Holdings Ltd./Cayman Islands__Class A_BNY-G6683N103
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000015329 | Delta Electronics, Inc.___BNY-6260734
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000015329 | Elite Material Co. Ltd.___BNY-6316121
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000015329 | Banco Bilbao Vizcaya Argentaria SA___BNY-5501906
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000015329 | Coforge Ltd.___BNY-BTFGH15
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000015329 | Accton Technology Corp.___BNY-6005214
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000015329 | Other_Assets_CountryTable
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000015329 | Other_Country
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000015329 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	46.80%
C000015329 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000015329 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000015329 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000015329 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000015329 | Financials
Holdings [Line Items]
Percent of Net Asset Value	17.60%
C000015329 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000015329 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000015329 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000015329 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000015329 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000015329 | Other_Sector
Holdings [Line Items]
Percent of Net Asset Value	(0.50%)
C000015329 | Unaffiliated Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000015329 | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000015329 | Peru
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000015329 | Mexico
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000015329 | United Arab Emirates
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000015329 | Spain
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000015329 | Argentina
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000015329 | India
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000015329 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000015329 | China
Holdings [Line Items]
Percent of Net Asset Value	16.30%
C000015329 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	21.10%
C000015329 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	24.40%
C000015330 | Taiwan Semiconductor Manufacturing Co. Ltd.___BNY-6889106
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000015330 | SK Hynix, Inc.___BNY-6450267
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000015330 | Samsung Electronics Co. Ltd.___BNY-6771720
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000015330 | Tencent Holdings Ltd.___BNY-BMMV2K8
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000015330 | NU Holdings Ltd./Cayman Islands__Class A_BNY-G6683N103
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000015330 | Delta Electronics, Inc.___BNY-6260734
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000015330 | Elite Material Co. Ltd.___BNY-6316121
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000015330 | Banco Bilbao Vizcaya Argentaria SA___BNY-5501906
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000015330 | Coforge Ltd.___BNY-BTFGH15
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000015330 | Accton Technology Corp.___BNY-6005214
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000015330 | Other_Assets_CountryTable
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000015330 | Other_Country
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000015330 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	46.80%
C000015330 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000015330 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000015330 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000015330 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000015330 | Financials
Holdings [Line Items]
Percent of Net Asset Value	17.60%
C000015330 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000015330 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000015330 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000015330 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000015330 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000015330 | Other_Sector
Holdings [Line Items]
Percent of Net Asset Value	(0.50%)
C000015330 | Unaffiliated Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000015330 | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000015330 | Peru
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000015330 | Mexico
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000015330 | United Arab Emirates
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000015330 | Spain
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000015330 | Argentina
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000015330 | India
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000015330 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000015330 | China
Holdings [Line Items]
Percent of Net Asset Value	16.30%
C000015330 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	21.10%
C000015330 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	24.40%
C000015331 | Taiwan Semiconductor Manufacturing Co. Ltd.___BNY-6889106
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000015331 | SK Hynix, Inc.___BNY-6450267
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000015331 | Samsung Electronics Co. Ltd.___BNY-6771720
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000015331 | Tencent Holdings Ltd.___BNY-BMMV2K8
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000015331 | NU Holdings Ltd./Cayman Islands__Class A_BNY-G6683N103
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000015331 | Delta Electronics, Inc.___BNY-6260734
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000015331 | Elite Material Co. Ltd.___BNY-6316121
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000015331 | Banco Bilbao Vizcaya Argentaria SA___BNY-5501906
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000015331 | Coforge Ltd.___BNY-BTFGH15
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000015331 | Accton Technology Corp.___BNY-6005214
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000015331 | Other_Assets_CountryTable
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000015331 | Other_Country
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000015331 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	46.80%
C000015331 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000015331 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000015331 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000015331 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000015331 | Financials
Holdings [Line Items]
Percent of Net Asset Value	17.60%
C000015331 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000015331 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000015331 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000015331 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000015331 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000015331 | Other_Sector
Holdings [Line Items]
Percent of Net Asset Value	(0.50%)
C000015331 | Unaffiliated Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000015331 | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000015331 | Peru
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000015331 | Mexico
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000015331 | United Arab Emirates
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000015331 | Spain
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000015331 | Argentina
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000015331 | India
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000015331 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000015331 | China
Holdings [Line Items]
Percent of Net Asset Value	16.30%
C000015331 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	21.10%
C000015331 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	24.40%
C000015332 | Taiwan Semiconductor Manufacturing Co. Ltd.___BNY-6889106
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000015332 | SK Hynix, Inc.___BNY-6450267
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000015332 | Samsung Electronics Co. Ltd.___BNY-6771720
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000015332 | Tencent Holdings Ltd.___BNY-BMMV2K8
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000015332 | NU Holdings Ltd./Cayman Islands__Class A_BNY-G6683N103
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000015332 | Delta Electronics, Inc.___BNY-6260734
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000015332 | Elite Material Co. Ltd.___BNY-6316121
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000015332 | Banco Bilbao Vizcaya Argentaria SA___BNY-5501906
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000015332 | Coforge Ltd.___BNY-BTFGH15
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000015332 | Accton Technology Corp.___BNY-6005214
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000015332 | Other_Assets_CountryTable
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000015332 | Other_Country
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000015332 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	46.80%
C000015332 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000015332 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000015332 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000015332 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000015332 | Financials
Holdings [Line Items]
Percent of Net Asset Value	17.60%
C000015332 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000015332 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000015332 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000015332 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000015332 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000015332 | Other_Sector
Holdings [Line Items]
Percent of Net Asset Value	(0.50%)
C000015332 | Unaffiliated Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000015332 | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000015332 | Peru
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000015332 | Mexico
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000015332 | United Arab Emirates
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000015332 | Spain
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000015332 | Argentina
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000015332 | India
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000015332 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000015332 | China
Holdings [Line Items]
Percent of Net Asset Value	16.30%
C000015332 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	21.10%
C000015332 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	24.40%
C000028903 | Novanta, Inc.___BNY-67000B104
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000028903 | Element Solutions, Inc.___BNY-28618M106
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000028903 | SM Energy Co.___BNY-78454L100
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000028903 | Bel Fuse, Inc.__Class B_BNY-077347300
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000028903 | Loar Holdings, Inc.___BNY-53947R105
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000028903 | Ryman Hospitality Properties, Inc.___BNY-78377T107
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000028903 | Wintrust Financial Corp.___BNY-97650W108
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000028903 | MSA Safety, Inc.___BNY-553498106
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000028903 | Cullen/Frost Bankers, Inc.___BNY-229899109
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000028903 | Allegro MicroSystems, Inc.___BNY-01749D105
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000028903 | Other_Portfolio
Holdings [Line Items]
Percent of Net Asset Value	(4.30%)
C000028903 | Investment_SecurityTypeCode_Common Stock
Holdings [Line Items]
Percent of Net Asset Value	97.70%
C000028903 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	14.90%
C000028903 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000028903 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	18.80%
C000028903 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000028903 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000028903 | Financials
Holdings [Line Items]
Percent of Net Asset Value	19.80%
C000028903 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000028903 | Materials
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000028903 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000028903 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000028903 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000028903 | Other_Sector
Holdings [Line Items]
Percent of Net Asset Value	(4.30%)
C000028903 | Investment_SecurityTypeCode_Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000028903 | Unaffiliated Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000015333 | Novanta, Inc.___BNY-67000B104
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000015333 | Element Solutions, Inc.___BNY-28618M106
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000015333 | SM Energy Co.___BNY-78454L100
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000015333 | Bel Fuse, Inc.__Class B_BNY-077347300
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000015333 | Loar Holdings, Inc.___BNY-53947R105
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000015333 | Ryman Hospitality Properties, Inc.___BNY-78377T107
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000015333 | Wintrust Financial Corp.___BNY-97650W108
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000015333 | MSA Safety, Inc.___BNY-553498106
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000015333 | Cullen/Frost Bankers, Inc.___BNY-229899109
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000015333 | Allegro MicroSystems, Inc.___BNY-01749D105
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000015333 | Other_Portfolio
Holdings [Line Items]
Percent of Net Asset Value	(4.30%)
C000015333 | Investment_SecurityTypeCode_Common Stock
Holdings [Line Items]
Percent of Net Asset Value	97.70%
C000015333 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	14.90%
C000015333 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000015333 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	18.80%
C000015333 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000015333 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000015333 | Financials
Holdings [Line Items]
Percent of Net Asset Value	19.80%
C000015333 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000015333 | Materials
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000015333 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000015333 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000015333 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000015333 | Other_Sector
Holdings [Line Items]
Percent of Net Asset Value	(4.30%)
C000015333 | Investment_SecurityTypeCode_Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000015333 | Unaffiliated Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000168687 | Novanta, Inc.___BNY-67000B104
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000168687 | Element Solutions, Inc.___BNY-28618M106
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000168687 | SM Energy Co.___BNY-78454L100
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000168687 | Bel Fuse, Inc.__Class B_BNY-077347300
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000168687 | Loar Holdings, Inc.___BNY-53947R105
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000168687 | Ryman Hospitality Properties, Inc.___BNY-78377T107
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000168687 | Wintrust Financial Corp.___BNY-97650W108
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000168687 | MSA Safety, Inc.___BNY-553498106
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000168687 | Cullen/Frost Bankers, Inc.___BNY-229899109
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000168687 | Allegro MicroSystems, Inc.___BNY-01749D105
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000168687 | Other_Portfolio
Holdings [Line Items]
Percent of Net Asset Value	(4.30%)
C000168687 | Investment_SecurityTypeCode_Common Stock
Holdings [Line Items]
Percent of Net Asset Value	97.70%
C000168687 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	14.90%
C000168687 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000168687 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	18.80%
C000168687 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000168687 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000168687 | Financials
Holdings [Line Items]
Percent of Net Asset Value	19.80%
C000168687 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000168687 | Materials
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000168687 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000168687 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000168687 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000168687 | Other_Sector
Holdings [Line Items]
Percent of Net Asset Value	(4.30%)
C000168687 | Investment_SecurityTypeCode_Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000168687 | Unaffiliated Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000015334 | Novanta, Inc.___BNY-67000B104
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000015334 | Element Solutions, Inc.___BNY-28618M106
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000015334 | SM Energy Co.___BNY-78454L100
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000015334 | Bel Fuse, Inc.__Class B_BNY-077347300
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000015334 | Loar Holdings, Inc.___BNY-53947R105
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000015334 | Ryman Hospitality Properties, Inc.___BNY-78377T107
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000015334 | Wintrust Financial Corp.___BNY-97650W108
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000015334 | MSA Safety, Inc.___BNY-553498106
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000015334 | Cullen/Frost Bankers, Inc.___BNY-229899109
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000015334 | Allegro MicroSystems, Inc.___BNY-01749D105
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000015334 | Other_Portfolio
Holdings [Line Items]
Percent of Net Asset Value	(4.30%)
C000015334 | Investment_SecurityTypeCode_Common Stock
Holdings [Line Items]
Percent of Net Asset Value	97.70%
C000015334 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	14.90%
C000015334 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000015334 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	18.80%
C000015334 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000015334 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000015334 | Financials
Holdings [Line Items]
Percent of Net Asset Value	19.80%
C000015334 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000015334 | Materials
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000015334 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000015334 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000015334 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000015334 | Other_Sector
Holdings [Line Items]
Percent of Net Asset Value	(4.30%)
C000015334 | Investment_SecurityTypeCode_Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000015334 | Unaffiliated Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000015335 | Novanta, Inc.___BNY-67000B104
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000015335 | Element Solutions, Inc.___BNY-28618M106
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000015335 | SM Energy Co.___BNY-78454L100
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000015335 | Bel Fuse, Inc.__Class B_BNY-077347300
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000015335 | Loar Holdings, Inc.___BNY-53947R105
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000015335 | Ryman Hospitality Properties, Inc.___BNY-78377T107
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000015335 | Wintrust Financial Corp.___BNY-97650W108
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000015335 | MSA Safety, Inc.___BNY-553498106
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000015335 | Cullen/Frost Bankers, Inc.___BNY-229899109
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000015335 | Allegro MicroSystems, Inc.___BNY-01749D105
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000015335 | Other_Portfolio
Holdings [Line Items]
Percent of Net Asset Value	(4.30%)
C000015335 | Investment_SecurityTypeCode_Common Stock
Holdings [Line Items]
Percent of Net Asset Value	97.70%
C000015335 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	14.90%
C000015335 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000015335 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	18.80%
C000015335 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000015335 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000015335 | Financials
Holdings [Line Items]
Percent of Net Asset Value	19.80%
C000015335 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000015335 | Materials
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000015335 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000015335 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000015335 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000015335 | Other_Sector
Holdings [Line Items]
Percent of Net Asset Value	(4.30%)
C000015335 | Investment_SecurityTypeCode_Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000015335 | Unaffiliated Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000015776 | Alphabet, Inc.__Class A_BNY-02079K305
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000015776 | Microsoft Corp.___BNY-594918104
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000015776 | Visa, Inc.__Class A_BNY-92826C839
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000015776 | Amazon.com, Inc.___BNY-023135106
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000015776 | Taiwan Semiconductor Manufacturing Co. Ltd.___BNY-6889106
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000015776 | Coca-Cola Co.___BNY-191216100
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000015776 | L'Oreal SA___BNY-4057808
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000015776 | Aon PLC__Class A_BNY-G0403H108
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000015776 | Netflix, Inc.___BNY-64110L106
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000015776 | Ferrari NV___BNY-BD6G507
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000015776 | Other_Assets_CountryTable
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000015776 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	15.90%
C000015776 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000015776 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000015776 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000015776 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000015776 | Financials
Holdings [Line Items]
Percent of Net Asset Value	19.80%
C000015776 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	14.70%
C000015776 | Other_Sector
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000015776 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000015776 | Germany
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000015776 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000015776 | France
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000015776 | United States
Holdings [Line Items]
Percent of Net Asset Value	76.00%
C000015776 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000015776 | Italy
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000168690 | Alphabet, Inc.__Class A_BNY-02079K305
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000168690 | Microsoft Corp.___BNY-594918104
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000168690 | Visa, Inc.__Class A_BNY-92826C839
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000168690 | Amazon.com, Inc.___BNY-023135106
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000168690 | Taiwan Semiconductor Manufacturing Co. Ltd.___BNY-6889106
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000168690 | Coca-Cola Co.___BNY-191216100
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000168690 | L'Oreal SA___BNY-4057808
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000168690 | Aon PLC__Class A_BNY-G0403H108
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000168690 | Netflix, Inc.___BNY-64110L106
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000168690 | Ferrari NV___BNY-BD6G507
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000168690 | Other_Assets_CountryTable
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000168690 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	15.90%
C000168690 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000168690 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000168690 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000168690 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000168690 | Financials
Holdings [Line Items]
Percent of Net Asset Value	19.80%
C000168690 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	14.70%
C000168690 | Other_Sector
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000168690 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000168690 | Germany
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000168690 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000168690 | France
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000168690 | United States
Holdings [Line Items]
Percent of Net Asset Value	76.00%
C000168690 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000168690 | Italy
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000015778 | Alphabet, Inc.__Class A_BNY-02079K305
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000015778 | Microsoft Corp.___BNY-594918104
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000015778 | Visa, Inc.__Class A_BNY-92826C839
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000015778 | Amazon.com, Inc.___BNY-023135106
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000015778 | Taiwan Semiconductor Manufacturing Co. Ltd.___BNY-6889106
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000015778 | Coca-Cola Co.___BNY-191216100
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000015778 | L'Oreal SA___BNY-4057808
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000015778 | Aon PLC__Class A_BNY-G0403H108
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000015778 | Netflix, Inc.___BNY-64110L106
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000015778 | Ferrari NV___BNY-BD6G507
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000015778 | Other_Assets_CountryTable
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000015778 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	15.90%
C000015778 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000015778 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000015778 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000015778 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000015778 | Financials
Holdings [Line Items]
Percent of Net Asset Value	19.80%
C000015778 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	14.70%
C000015778 | Other_Sector
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000015778 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000015778 | Germany
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000015778 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000015778 | France
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000015778 | United States
Holdings [Line Items]
Percent of Net Asset Value	76.00%
C000015778 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000015778 | Italy
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000015779 | Alphabet, Inc.__Class A_BNY-02079K305
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000015779 | Microsoft Corp.___BNY-594918104
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000015779 | Visa, Inc.__Class A_BNY-92826C839
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000015779 | Amazon.com, Inc.___BNY-023135106
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000015779 | Taiwan Semiconductor Manufacturing Co. Ltd.___BNY-6889106
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000015779 | Coca-Cola Co.___BNY-191216100
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000015779 | L'Oreal SA___BNY-4057808
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000015779 | Aon PLC__Class A_BNY-G0403H108
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000015779 | Netflix, Inc.___BNY-64110L106
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000015779 | Ferrari NV___BNY-BD6G507
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000015779 | Other_Assets_CountryTable
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000015779 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	15.90%
C000015779 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000015779 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000015779 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000015779 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000015779 | Financials
Holdings [Line Items]
Percent of Net Asset Value	19.80%
C000015779 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	14.70%
C000015779 | Other_Sector
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000015779 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000015779 | Germany
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000015779 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000015779 | France
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000015779 | United States
Holdings [Line Items]
Percent of Net Asset Value	76.00%
C000015779 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000015779 | Italy
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000015823 | NVIDIA Corp.___BNY-67066G104
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000015823 | Microsoft Corp.___BNY-594918104
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000015823 | Broadcom, Inc.___BNY-11135F101
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000015823 | Advanced Micro Devices, Inc.___BNY-007903107
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000015823 | Amazon.com, Inc.___BNY-023135106
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000015823 | Meta Platforms, Inc.__Class A_BNY-30303M102
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000015823 | CenterPoint Energy, Inc.___BNY-15189T107
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000015823 | Alphabet, Inc. - Class A__Class A_BNY-02079K305
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000015823 | United States Treasury Notes_3.5__BNY-91282CQD6
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000015823 | United States Treasury Notes_3.625__BNY-91282CPD7
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000015823 | Other0BNY-595112103
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000015823 | 0BNY-25755TAL4
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000015823 | 0BNY-TC1ZCZ4E1
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000015823 | 0BNY-817565CD4
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000015823 | 0BNY-29416NAC0
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000015823 | 0BNY-91282CPR6
Holdings [Line Items]
Percent of Net Asset Value	15.30%
C000015823 | 0BNY-806857108
Holdings [Line Items]
Percent of Net Asset Value	62.00%
C000015824 | NVIDIA Corp.___BNY-67066G104
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000015824 | Microsoft Corp.___BNY-594918104
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000015824 | Broadcom, Inc.___BNY-11135F101
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000015824 | Advanced Micro Devices, Inc.___BNY-007903107
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000015824 | Amazon.com, Inc.___BNY-023135106
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000015824 | Meta Platforms, Inc.__Class A_BNY-30303M102
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000015824 | CenterPoint Energy, Inc.___BNY-15189T107
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000015824 | Alphabet, Inc. - Class A__Class A_BNY-02079K305
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000015824 | United States Treasury Notes_3.5__BNY-91282CQD6
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000015824 | United States Treasury Notes_3.625__BNY-91282CPD7
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000015824 | Other0BNY-595112103
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000015824 | 0BNY-25755TAL4
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000015824 | 0BNY-TC1ZCZ4E1
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000015824 | 0BNY-817565CD4
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000015824 | 0BNY-29416NAC0
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000015824 | 0BNY-91282CPR6
Holdings [Line Items]
Percent of Net Asset Value	15.30%
C000015824 | 0BNY-806857108
Holdings [Line Items]
Percent of Net Asset Value	62.00%
C000168694 | NVIDIA Corp.___BNY-67066G104
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000168694 | Microsoft Corp.___BNY-594918104
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000168694 | Broadcom, Inc.___BNY-11135F101
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000168694 | Advanced Micro Devices, Inc.___BNY-007903107
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000168694 | Amazon.com, Inc.___BNY-023135106
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000168694 | Meta Platforms, Inc.__Class A_BNY-30303M102
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000168694 | CenterPoint Energy, Inc.___BNY-15189T107
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000168694 | Alphabet, Inc. - Class A__Class A_BNY-02079K305
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000168694 | United States Treasury Notes_3.5__BNY-91282CQD6
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000168694 | United States Treasury Notes_3.625__BNY-91282CPD7
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000168694 | Other0BNY-595112103
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000168694 | 0BNY-25755TAL4
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000168694 | 0BNY-TC1ZCZ4E1
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000168694 | 0BNY-817565CD4
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000168694 | 0BNY-29416NAC0
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000168694 | 0BNY-91282CPR6
Holdings [Line Items]
Percent of Net Asset Value	15.30%
C000168694 | 0BNY-806857108
Holdings [Line Items]
Percent of Net Asset Value	62.00%
C000015825 | NVIDIA Corp.___BNY-67066G104
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000015825 | Microsoft Corp.___BNY-594918104
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000015825 | Broadcom, Inc.___BNY-11135F101
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000015825 | Advanced Micro Devices, Inc.___BNY-007903107
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000015825 | Amazon.com, Inc.___BNY-023135106
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000015825 | Meta Platforms, Inc.__Class A_BNY-30303M102
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000015825 | CenterPoint Energy, Inc.___BNY-15189T107
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000015825 | Alphabet, Inc. - Class A__Class A_BNY-02079K305
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000015825 | United States Treasury Notes_3.5__BNY-91282CQD6
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000015825 | United States Treasury Notes_3.625__BNY-91282CPD7
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000015825 | Other0BNY-595112103
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000015825 | 0BNY-25755TAL4
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000015825 | 0BNY-TC1ZCZ4E1
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000015825 | 0BNY-817565CD4
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000015825 | 0BNY-29416NAC0
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000015825 | 0BNY-91282CPR6
Holdings [Line Items]
Percent of Net Asset Value	15.30%
C000015825 | 0BNY-806857108
Holdings [Line Items]
Percent of Net Asset Value	62.00%
C000015826 | NVIDIA Corp.___BNY-67066G104
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000015826 | Microsoft Corp.___BNY-594918104
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000015826 | Broadcom, Inc.___BNY-11135F101
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000015826 | Advanced Micro Devices, Inc.___BNY-007903107
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000015826 | Amazon.com, Inc.___BNY-023135106
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000015826 | Meta Platforms, Inc.__Class A_BNY-30303M102
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000015826 | CenterPoint Energy, Inc.___BNY-15189T107
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000015826 | Alphabet, Inc. - Class A__Class A_BNY-02079K305
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000015826 | United States Treasury Notes_3.5__BNY-91282CQD6
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000015826 | United States Treasury Notes_3.625__BNY-91282CPD7
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000015826 | Other0BNY-595112103
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000015826 | 0BNY-25755TAL4
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000015826 | 0BNY-TC1ZCZ4E1
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000015826 | 0BNY-817565CD4
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000015826 | 0BNY-29416NAC0
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000015826 | 0BNY-91282CPR6
Holdings [Line Items]
Percent of Net Asset Value	15.30%
C000015826 | 0BNY-806857108
Holdings [Line Items]
Percent of Net Asset Value	62.00%